LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of carrying amounts of the items comprising “Right of use assets” at the beginning and end of the reporting period

Cost	Balance at 12/31/2024	Additions		Derecognitions	Balance at 06/30/2025
Right-of-use assets	2,200	288		-	2,488
Total	2,200	288		-	2,488
Accumulated depreciation (Note 11)

Right-of-use assets	(242)	(236	)*	-	(478)
Total	(242)	(236)		-	(478)
Carrying amount	1,958	52		-	2,010

*	The difference between the depreciation expense disclosed in Note 4 and Note 11 arises from using different FX rates: period-end rates or balance sheet and average rates for income statement.

Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 12/31/2024
Right-of-use assets	-	2,200	-	2,200
Total	-	2,200	-	2,200
Accumulated depreciation (Note 11)

Right-of-use assets	-	(242)	-	(242)
Total	-	(242)	-	(242)
Carrying amount	-	1,958	-	1,958

Schedule of lease liabilities

Lease Liabilities as of June 30, 2025	2,087
Non-Current	1,896
Current	191